Thrivent Moderate Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Investment Objective
Thrivent Moderate Allocation Portfolio (the "Portfolio") seeks long-term capital growth while providing reasonable stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Moderate Allocation Portfolio Class A
Maximum Sales Charge (load) Imposed On Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent Moderate Allocation Portfolio Class A
Management Fees	0.59%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.81%
Less Fee Waivers and/or Expense Reimbursements	0.17%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%
[1]	The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2019, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Thrivent Moderate Allocation Portfolio | Class A | USD ($)	65	242	433	986

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 155% of the average value of its portfolio.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve a desired risk tolerance generally aligned with its peer group as published by Lipper, Inc. The first step is the construction of a model for the allocation of the Portfolio's assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities. Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high yield—commonly known as "junk bonds"—or investment grade) and may include leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade.

The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Portfolio may also enter into credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	57%	35-75%
Debt Securities	43%	25-55%

The Portfolio's actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The Portfolio also pursues its investment strategy by investing in other mutual funds, including funds managed by the Adviser or an affiliate. The names of the funds managed by the Adviser or an affiliate which are currently available for investment by the Portfolio are shown in the list below. The list is provided for information purposes only. The Adviser may change the availability of the funds managed by the Adviser or an affiliate for investment by the Portfolio without shareholder approval or advance notice to shareholders.
Equity Securities
Small Cap
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Value Portfolio
Other
Thrivent Core International Equity Fund
Thrivent Core Low Volatility Equity Fund
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Core Emerging Markets Debt Fund
Short-Term Debt Securities
Money Market
Thrivent Cash Management Trust
Other
Thrivent Core Short-Term Reserve Fund

Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Portfolio's total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.

Derivatives Risk. The use of derivatives (such as futures and credit default swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraged Loan Risk. Leveraged loans (also known as bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.

Other Funds Risk. The performance of the Portfolio is dependent, in part, upon the performance of other funds manged by the Adviser or an affiliate (“Other Funds”) in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Other Funds.

Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call 800-847-4836 or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance over time.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+15.14%
Worst Quarter:	Q4 '08	(15.82)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 29, 2017)
Average Annual Total Returns - Thrivent Moderate Allocation Portfolio	1 Year	5 Years	10 Years
Class A	12.95%	8.31%	5.56%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	1.84%